UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6548

        Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:          12/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Select Tax-Free Income Portfolio (NXP)
December 31, 2004

Principal		Optional Call		Market
Amount (000)	Description	Provisions*	Ratings**	Value

	Alaska - 1.1%

$2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23 -	12/13 at 100.00	AAA	$ 2,696,884
	MBIA Insured

	California - 4.6%

2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	AAA	1,424,380
	2004A, 0.000%, 10/01/25 - AMBAC Insured

3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	A2	3,867,973
	5/01/14

1,450	California Statewide Community Development Authority, Certificates of Participation, Cedars-Sinai	2/05 at 100.00	A3	1,454,408
	Medical Center, Series 1992, 6.500%, 8/01/15

200	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial	11/07 at 102.00	AAA	218,516
	Hospital Replacement Project, Series 1997, 5.375%, 11/01/17 - MBIA Insured

3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,004,530
	Series 2003A-1, 6.750%, 6/01/39

1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds, Series	7/11 at 100.00	AAA	1,153,775
	2001A, 5.125%, 7/01/41 - FGIC Insured

	Colorado - 13.6%

	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22	3/12 at 100.00	AA***	1,913,741
1,300	5.500%, 3/01/22	3/12 at 100.00	AA	1,415,570

1,000	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	AAA	1,127,100
	Series 2000A, 5.800%, 11/01/20 - FGIC Insured

5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.625%,	11/11 at 100.00	AAA	5,510,550
	11/15/17 (Alternative Minimum Tax) - FGIC Insured

10,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	13,037,600
	(Alternative Minimum Tax)

640	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996A, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	674,746
	MBIA Insured

230	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	242,487
	MBIA Insured

	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,
	Series 2003A:
1,000	5.000%, 12/01/22 - XLCA Insured	12/13 at 100.00	AAA	1,050,980
3,000	5.000%, 12/01/23 - XLCA Insured	12/13 at 100.00	AAA	3,141,600

5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,295,100
	(Pre-refunded to 9/01/10) - MBIA Insured

3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%,	6/11 at 102.00	AAA	3,531,679
	6/15/20 - AMBAC Insured

	District of Columbia - 0.6%

1,000	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series 1996A,	8/06 at 102.00	AAA	1,069,190
	5.750%, 8/15/16 - MBIA Insured

265	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%, 10/01/29 -	10/09 at 101.00	AAA	291,556
	AMBAC Insured

	Florida - 7.1%

450	Escambia County, Florida, Pollution Control Revenue Bonds, Champion International Corporation,	6/05 at 101.00	BBB	452,363
	Series 1993, 5.875%, 6/01/22 (Alternative Minimum Tax)

10,000	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Series 2002-17 Issue 2,	10/11 at 100.00	Aa2	10,732,000
	5.000%, 10/01/17

6,100	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue Two, Series Nine,	4/05 at 100.00	Aa2	6,110,126
	5.250%, 10/01/21

	Hawaii - 0.6%

1,330	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%,	11/08 at 101.00	AAA	1,426,146
	5/01/17 - AMBAC Insured

	Illinois - 15.4%

	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993:
3,820	5.650%, 12/01/15 - FGIC Insured	12/08 at 100.00	AAA	4,229,313
2,600	5.650%, 12/01/17 - FGIC Insured	12/08 at 100.00	AAA	2,873,520

2,500	Chicago, Illinois, Special Facility Revenue Refunding Bonds, O'Hare International Airport, United	No Opt. Call	N/R	525,000
	Air Lines Inc. Project, Series 2001C, 6.300%, 5/01/16#

1,000	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds, Series	11/13 at 100.00	Aaa	1,095,310
	2003B, 5.250%, 11/01/20 - FSA Insured

1,000	Illinois Educational Facilities Authority, Revenue Bonds, Midwestern University, Series 1998B,	5/08 at 101.00	A	1,042,550
	5.500%, 5/15/18 - ACA Insured

4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%,	8/14 at 100.00	AA+	4,179,960
	8/15/43

1,960	Illinois Health Facilities Authority, Revenue Refunding Bonds, Evangelical Hospitals Corporation,	No Opt. Call	N/R***	2,103,688
	Series 1992B, 6.500%, 4/15/09

300	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke's Medical Center	5/05 at 101.00	AAA	303,480
	Obligated Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured

1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001,	10/11 at 100.00	A	1,410,354
	5.600%, 10/01/16

2,700	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%,	7/12 at 100.00	A-	3,008,070
	7/01/17

2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare, Series	1/13 at 100.00	A2	2,561,969
	2002, 6.250%, 1/01/17

800	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2000D-3, 5.700%,	2/10 at 100.00	AA	856,576
	8/01/17

1,500	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 1999G-1, 5.700%,	7/10 at 100.00	AA	1,613,895
	8/01/17

600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement	5/12 at 101.00	Baa2	641,910
	Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22

3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,797,438
	Project, Series 1992A, 0.000%, 6/15/17 - FGIC Insured

5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	5,291,250
	Expansion Project, Series 2002B, 5.000%, 6/15/21 - MBIA Insured

1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,381,107

	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 - RAAI Insured	12/11 at 100.00	AA	1,035,600
1,000	5.000%, 12/15/20 - RAAI Insured	12/11 at 100.00	AA	1,031,360

	Indiana - 8.0%

5,000	Duneland School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 1999,	2/09 at 101.00	AAA	5,394,700
	5.125%, 2/01/18 - MBIA Insured

1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	AAA	1,059,500
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 - FGIC Insured

2,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional	No Opt. Call	AAA	2,460,900
	Hospital, Series 1993, 7.000%, 8/15/15 - FSA Insured

9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	10,493,703
	5.125%, 7/01/21 - MBIA Insured

	Kansas - 0.3%

750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	798,990
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 0.5%

1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series 1998,	10/08 at 101.00	AAA	1,157,805
	5.125%, 10/01/18 - MBIA Insured

	Louisiana - 0.4%

1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	898,750
	2001B, 5.875%, 5/15/39

	Massachusetts - 0.2%

500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare	7/11 at 101.00	AA-	566,435
	System Inc., Series 2001C, 6.000%, 7/01/17

	Michigan - 1.9%

665	Detroit, Michigan, Second Lien Water Supply System Revenue Bonds, Series 1995A, 5.500%, 7/01/25	7/05 at 102.00	AAA	683,121
	(Pre-refunded to 7/01/05) - MBIA Insured

2,900	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Trinity Health Credit Group,	12/12 at 100.00	AA-	3,003,791
	Series 2002C, 5.375%, 12/01/30

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated	8/08 at 101.00	Ba3	867,900
	Group, Series 1998A, 5.125%, 8/15/18

	Minnesota - 0.2%

465	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 5.200%,	7/08 at 101.00	AA+	486,981
	1/01/17

	Mississippi - 1.6%

3,600	Calhoun County, Mississippi, Solid Waste Disposal Revenue Bonds, Weyerhauser Company Project,	4/07 at 103.00	BBB	3,864,672
	Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)

	Nevada - 6.6%

2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	2,624,400
	5.000%, 7/01/23 - AMBAC Insured

	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail
	Project, First Tier, Series 2000:
2,360	0.000%, 1/01/21 - AMBAC Insured	No Opt. Call	AAA	1,071,228
3,500	0.000%, 1/01/22 - AMBAC Insured	No Opt. Call	AAA	1,495,200
6,025	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	6,249,130

4,070	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 - FGIC Insured	6/12 at 100.00	AAA	4,529,259

	New Hampshire - 0.3%

755	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A,	5/11 at 100.00	Aa2	764,173
	5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey - 1.1%

2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Baa3	2,575,225
	Series 2003, 5.500%, 7/01/23

	New Mexico - 1.7%

4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%,	7/14 at 100.00	AAA	4,007,640
	7/01/25 - FSA Insured

	New York - 1.3%

450	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	483,215
	5.125%, 12/01/22 - FSA Insured

1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health,	2/14 at 100.00	AAA	1,040,800
	Series 2004, 5.050%, 2/15/25

1,600	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	1,696,288
	Group, Series 2000A, 6.500%, 7/01/17

	North Carolina - 1.1%

2,195	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/05 at 100.00	BBB	2,196,668
	5.500%, 1/01/21

500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%,	5/11 at 101.00	Aaa	547,040
	11/01/17 - FGIC Insured

	Ohio - 0.6%

1,365	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage	9/07 at 102.00	Aaa	1,439,038
	Remarketed Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17 (Alternative Minimum Tax)

	Oklahoma - 1.7%

4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	4,113,400
	5.000%, 2/15/24

	Pennsylvania - 0.5%

500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widner University, Series	7/13 at 100.00	BBB+	520,755
	2003, 5.250%, 7/15/24

700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	766,913
	Insured

	South Carolina - 7.1%

10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	11,261,800
	5.875%, 12/01/19

1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	1,679,460
	Improvement Bonds, Series 2003, 6.000%, 11/01/18

2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	2,585,375
	Health System Inc., Series 2002A, 5.625%, 11/15/30

1,720	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	1,702,490
	Bonds, Series 2001B, 6.000%, 5/15/22

	Texas - 8.6%

5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue	5/12 at 101.00	A-	5,462,700
	Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Alternative Minimum Tax)
	(Mandatory put 5/15/17)

360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue	1/09 at 100.00	AAA	388,019
	Bonds, Series 2001, 5.500%, 1/15/20 - FSA Insured

6,150	Dallas Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	6,673,611
	Series 2002, 5.250%, 2/15/20

2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	11/13 at 100.00	AAA	2,344,436
	Project, Series 2003, 5.000%, 11/15/30 - MBIA Insured

3,500	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds,	2/12 at 100.00	AAA	3,557,433
	Series 2002A, 5.000%, 2/15/31

	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992:
465	6.000%, 5/15/16 - MBIA Insured	No Opt. Call	AAA	540,084
95	6.000%, 5/15/16 (Pre-refunded to 5/15/07) - MBIA Insured	5/07 at 100.00	AAA	103,078

1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42	8/13 at 100.00	Aa1	1,766,253
	(Alternative Minimum Tax)

	Washington - 9.5%

250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	279,065
	2002C, 5.500%, 7/01/17 - MBIA Insured

5,700	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series	1/05 at 100.00	Aaa	6,626,535
	1989, 6.750%, 1/01/12

2,535	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,540,501
	Series 2002, 6.500%, 6/01/26

3,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives,	12/07 at 101.00	AAA	3,212,460
	Series 1997A, 5.125%, 12/01/17 - MBIA Insured

9,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	10,380,825
	System, Series 2001A, 5.125%, 10/01/17 - MBIA Insured

	West Virginia - 0.9%

1,885	Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992, 6.500%, 5/15/10	No Opt. Call	AAA	2,142,661

	Wisconsin - 1.5%

2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.00	AA-	2,600,300

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	1,079,580
	Inc., Series 2003A, 5.500%, 8/15/17

$233,120	Total Long-Term Investments (cost $224,243,156) - 98.6%			238,609,636

	Other Assets Less Liabilities - 1.4%			3,304,418

	Net Assets - 100%			$241,914,054

*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal
	bankruptcy protection. The Adviser determined that it was likely United would not remain current on
	their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At December 31, 2004, the cost of investments was $223,943,345.

	Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2004, were as
	follows:

	Gross unrealized:
	Appreciation	$16,748,173
	Depreciation	(2,081,882)

	Net unrealized appreciation of investments	$14,666,291

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         02/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         02/28/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         02/28/05

* Print the name and title of each signing officer under his or her signature.